Exhibit 99.15

J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Loans In Report:	10				Origination Values										Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR				2055 Ext Only				BPO (Broker Price Opinion)				Other					AUS Information

Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date - Other	Value - Other	Variance Amount - Other	Variance (%) - Other	CU / LCA Score
304840743	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																									1004D (Mar 05)	XXXXXX	XXXXXX	XXXXXX	0.00%	5.0
304840576	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														(No Data)
304894209	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1025 Multi-Fam (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														(No Data)
304894183	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1025 Multi-Fam (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														(No Data)
304894160	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)																																																1.1
304894142	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1073 Condo (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														1.9
304894140	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)																																																1.0
304894094	XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1073 Condo (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														5.0
304894059	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)															XXXXXX	XXXXXX	XXXXXX	0.00%																														2.6
305013285	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)																																																1.0

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com